united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

Item 1. Reports to Shareholders.

(a)

Anfield U.S. Equity Sector Rotation ETF

AESR

April 30, 2024

Semi-Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Anfield U.S. Equity Sector Rotation ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2024

Average Annual Total Return through April 30, 2024*, as compared to its benchmark:

				Inception ***
	Six Month	One Year	Three Year	through April 30, 2024
Anfield U.S. Equity Sector Rotation ETF - NAV	25.54%	22.11%	6.44%	11.65%
Anfield U.S. Equity Sector Rotation ETF - Market Price	26.05%	22.00%	6.52%	11.67%
S&P 500 Total Return Index **	20.98%	22.66%	8.06%	12.79%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than one year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2025, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Without waiver or reimbursement the gross expenses and fees of the Fund is 1.11%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on December 16, 2019.

Portfolio Composition as of April 30, 2024:

Compositions	Percentage of Net Assets
Exchange-Traded Funds
Equity	85.0%
Common Stocks
Internet Media & Services	3.3%
Insurance	2.4%
Engineering & Construction	1.2%
Biotech & Pharma	1.2%
Semi-Conductors	1.2%
Asset Management	1.2%
Apparel & Textile Products	1.1%
Technology Hardware	1.1%
Technology Services	1.1%
Other Assets in Excess Of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 14.9%
	APPAREL & TEXTILE PRODUCTS - 1.1%
1,267	Deckers Outdoor Corporation(a)	$1,037,002

	ASSET MANAGEMENT - 1.2%
2,525	Ameriprise Financial, Inc.	1,039,770

	BIOTECH & PHARMA - 1.2%
1,393	Eli Lilly & Company	1,088,072

	ENGINEERING & CONSTRUCTION - 1.2%
4,252	Quanta Services, Inc.	1,099,397

	INSURANCE - 2.4%
11,545	Arch Capital Group Ltd.(a)	1,079,919
4,497	Arthur J Gallagher & Company	1,055,401
		2,135,320
	INTERNET MEDIA & SERVICES - 3.3%
6,645	Alphabet, Inc., Class C(a)	1,094,032
2,123	Meta Platforms, Inc., Class A	913,251
1,701	Netflix, Inc.(a)	936,639
		2,943,922
	RETAIL - CONSUMER STAPLES - 1.1%
6,325	Target Corporation	1,018,199

	SEMICONDUCTORS - 1.2%
1,223	NVIDIA Corporation	1,056,696

	TECHNOLOGY HARDWARE - 1.1%
4,022	Arista Networks, Inc.(a)	1,031,884

	TECHNOLOGY SERVICES - 1.1%
904	Fair Isaac Corporation(a)	1,024,530

See accompanying notes to financial statements.

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 14.9% (Continued)

	TOTAL COMMON STOCKS (Cost $11,453,235)	$13,474,792

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.0%
	EQUITY - 85.0%
138,893	Communication Services Select Sector SPDR Fund	10,814,209
26,197	Consumer Discretionary Select Sector SPDR Fund	4,600,717
31,809	Consumer Staples Select Sector SPDR Fund	2,401,580
267,314	Financial Select Sector SPDR Fund	10,788,793
37,900	Health Care Select Sector SPDR Fund	5,318,507
25,586	Industrial Select Sector SPDR Fund	3,109,211
20,512	Invesco QQQ Trust Series 1	8,709,190
27,001	SPDR S&P 500 ETF Trust	13,553,961
43,851	Technology Select Sector SPDR Fund	8,606,636
41,007	VanEck Semiconductor ETF	8,779,189
		76,681,993

	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,865,027)	76,681,993

	TOTAL INVESTMENTS - 99.9% (Cost $76,318,262)	$90,156,785
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	104,751
	NET ASSETS - 100.0%	$90,261,536

ETF	- Exchange-Traded Fund

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

ASSETS
Investment securities:
At cost	$76,318,262
At fair value	$90,156,785
Cash	201,591
TOTAL ASSETS	90,358,376

LIABILITIES
Investment advisory fees payable	60,410
Accrued audit fees	8,471
Payable to related parties	3,486
Accrued expenses and other liabilities	24,473
TOTAL LIABILITIES	96,840
NET ASSETS	$90,261,536

Net Assets Consist Of:
Paid in capital	$70,426,126
Accumulated earnings	19,835,410
NET ASSETS	$90,261,536

Net Asset Value Per Share:
Shares:
Net assets	$90,261,536
Shares of beneficial interest outstanding (a)	6,100,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.80

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2024

INVESTMENT INCOME
Dividends	$516,128
TOTAL INVESTMENT INCOME	516,128

EXPENSES
Investment advisory fees	382,081
Administrative services fees	76,228
Custodian fees	11,444
Compliance officer fees	10,385
Legal fees	10,372
Audit fees	8,177
Printing and postage expenses	6,483
Trustees’ fees and expenses	6,425
Transfer agent fees	5,385
Insurance expense	3,640
Other expenses	6,183
TOTAL EXPENSES	526,803

NET EXPENSES	526,803

NET INVESTMENT LOSS	(10,675)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	2,773,571
Net realized gain from redemptions in-kind	7,174,104
Net change in unrealized appreciation on investments	12,592,180
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	22,539,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,529,180

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2024	October 31, 2023
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$(10,675)	$532,146
Net realized gain from investments	2,773,571	3,946,317
Net realized gain from redemptions in-kind	7,174,104	4,774,441
Net change in unrealized appreciation (depreciation) on investments	12,592,180	(6,346,272)
Net increase in net assets resulting from operations	22,529,180	2,906,632

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(188,100)	(884,628)
Total return of capital	—	(118,697)
Net decrease in net assets from distributions to shareholders	(188,100)	(1,003,325)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,481,684	12,998,581
Payments for shares redeemed	(43,191,880)	(36,485,663)
Net decrease in net assets from shares of beneficial interest	(36,710,196)	(23,487,082)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,369,116)	(21,583,775)

NET ASSETS
Beginning of Year/Period	104,630,652	126,214,427
End of Year/Period	$90,261,536	$104,630,652

SHARE ACTIVITY
Shares Sold	450,000	1,050,000
Shares Redeemed	(3,200,000)	(3,125,000)
Net decrease in shares from beneficial interest outstanding	(2,750,000)	(2,075,000)

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (a)
	(Unaudited)
Net asset value, beginning of year/period	$11.82		$11.55	$14.58	$10.59	$10.00

Activity from investment operations:
Net investment income (b)	—		0.06	0.07	0.02	0.01
Net realized and unrealized gain (loss) on investments	3.01		0.30	(3.04)	4.09	0.61
Total from investment operations	3.01		0.36	(2.97)	4.11	0.62

Less distributions from:
Net investment income	(0.03)		(0.08)	(0.03)	(0.04)	(0.03)
Return of capital	—		(0.01)	—	—	—
Net realized gains	—		—	(0.03)	(0.08)	—
Total distributions	(0.03)		(0.09)	(0.06)	(0.12)	(0.03)

Net asset value, end of year/period	$14.80		$11.82	$11.55	$14.58	$10.59
Market price, end of year/period	$14.82		$11.78	$11.52	$14.57	$10.61
Total return (c)(d)	25.45	% (k)	3.17%	(15.44)%	39.14%	6.26	% (j)(k)
Market Price Total return	26.05	% (k)	3.09%	(15.61)%	38.78%	6.46	% (k)
Net assets, end of year/period (000s)	$90,262		$104,631	$126,214	$121,352	$44,230

Ratio of gross expenses to average net assets (e)(f)	1.10	% (l)	1.00%	0.98%	1.00%	1.33	% (l)
Ratio of net expenses to average net assets (f)(g)	1.10	% (l)	1.00%	0.98%	1.01%	1.30	% (l)
Ratio of net investment income to average net assets (h)	(0.02	)% (l)	0.48%	0.54%	0.12%	0.13	% (l)

Portfolio Turnover Rate (i)	52	% (k)	68%	78%	31%	19	% (k)

(a)	The Anfield U.S. Equity Sector Rotation ETF shares commenced operations on December 16, 2019.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement or recapture, respectively.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Adviser.

(f)	Does not include the expenses of other investment companies in with the Fund invests.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Adviser.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(j)	Represents total return based on net asset values per share from commencement of investment operations on December 16, 2019 through October 31, 2020.

(k)	Not annualized.

(l)	Annualized.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2024

(1)	ORGANIZATION

The Anfield U.S. Equity Sector Rotation ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 16, 2019. Anfield U.S. Equity Sector Rotation ETF is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund’s investment objective is to seek to outperform traditional large-cap equity indices and styles over full market cycles by investing in various sectors of the equity market.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”) . The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many ETFs, after their initial public offering, frequently trade at a price per share, which is different

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,474,792	$—	$—	$13,474,792
Exchange-Traded Funds	76,681,993	—	—	76,681,993
Total	$90,156,785	$—	$—	$90,156,785

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns filed for open years or expected to be taken in the Fund’s October 31, 2024 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $46,295,082 and $46,554,020. For the six months ended April 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $6,479,018 and $43,097,783.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the six months ended April 30, 2024, the Fund incurred Advisory Fees of $382,081.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as the sub-adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2025, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of the Fund’s average daily net assets subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the foregoing expense limits or expense limits in place at the time of the recoupment. This agreement may be terminated by the Fund’s Board of

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Trustees on 60 days’ written notice to the adviser. All prior year waived fees and expense reimbursements have been recouped.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,321,806 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$13,977,766
Gross unrealized depreciation:	(142,787)
Net unrealized appreciation:	$13,834,979

The tax character of fund distributions paid for the year ended October 31, 2023, and October 31, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$884,628	$3,305,084
Long-Term Capital Gain	—	4,445,558
Return of Capital	118,697	—
	$1,003,325	$7,750,642

As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$—	$—	$(3,748,469)	$—	$1,242,799	$(2,505,670)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

As of October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,748,469	$—	$3,748,469	$3,942,693

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the year ended October 31, 2023, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$4,730,189	$(4,730,189)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, common stock risk, cybersecurity risk, derivatives risk, ETF structure risk, fluctuation of net asset value risk, focus risk, forward and futures contract risk, gap risk, geographic risk, hedging transactions risk, index risk, investment companies and ETF risk, issuer-specific risk, large-cap securities risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, new fund risk, regulatory risk, sector risk, securities lending risk, swap risk, underlying fund risk, valuation risk and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will also incur brokerage costs when it purchases and sells ETFs. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to the special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk – Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(8)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2024

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Anfield U.S. Equity Sector Rotation ETF

At a meeting held on March 19–20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Anfield U.S. Equity Sector Rotation ETF (the “Fund” or the “Anfield ETF”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the Anfield ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Anfield ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Anfield ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Regents Park and Anfield. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2024

Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

The Board took into account that Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other and considered the expansion in staffing of the Adviser in different areas. The Board considered the differing functions of each firm with respect to managing either the operations and/or the portfolio for the Fund, any potential conflicts of interest for the Fund that the arrangement created, and the Adviser’s mitigation of such conflicts. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Anfield ETF and Regents Park’s retention of a sub-adviser to manage day-to–day investment decisions for the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund and noted that Regents Park provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support and operated a Sub-Adviser Oversight Committee to monitor the Sub-Adviser of the Fund, among other services provided to the Fund. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with Regents Park’s oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality, and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Anfield ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Anfield ETF and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record of the Anfield ETF and the fees and expenses of the Anfield ETF as compared to other mutual funds with similar investment strategies, as applicable.

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the Trust’s CCO’s analysis that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. In considering the nature, extent, and quality of the services provided by Anfield in its capacity as a sub-adviser, the Board took into account its knowledge of Anfield’s management and the quality of the performance of its duties as adviser and as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board reviewed

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2024

the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and fixed income experience. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Anfield ETF and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group. The Board additionally considered discount/premium information with respect to the Fund.

The Board took into account management’s discussion of the performance of the Anfield ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

The Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio. The Board considered, among other data, the performance of the Fund for the one-year, three-year and since inception periods ended December 31, 2023 as compared to the Fund’s benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund outperformed the median of its Peer Group and Morningstar category for the one-year, three-year, and since inception periods. The Board also considered that the Fund underperformed the benchmark index for the one-year, three-year and since inception periods. The Board took into account the Adviser’s discussion of the Fund, including relative to the benchmark. The Board concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other data, a comparison of the Fund’s advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that the Fund’s contractual advisory fee was above the median of the Peer Group and Morningstar category, but not the highest among the funds in its Morningstar category. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category, but not the highest among the funds in its Peer Group or Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) to 1.50% of the Fund’s average net assets and that at present the Fund’s gross expenses were below its expense limitation.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board also took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts, and considered any reimbursement of Fund expenses by the Sub-Adviser. The Board determined that the services provided under each of the Agreements were in addition to, rather

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2024

than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Fund may invest.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park, Anfield, and their respective affiliates with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park and Anfield’s profitability from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory and sub-advisory fees did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analyses provided by the Adviser and Sub-Adviser and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective relationship with the Fund. The Board also considered that neither of Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Anfield U.S. Equity Sector Rotation ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023, to April 30, 2024 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), brokerage commissions on purchases or sales of Fund shares or redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	11/1/23	4/30/24	11/1/23-4/30/24*	11/1/23-4/30/24
	$1,000.00	$1,255.40	$5.60	1.10%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	11/1/23	4/30/24	11/1/23-4/30/24*	11/1/23-4/30/24
	$1,000	$1,019.90	$5.02	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUSE-SAR24

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 6/28/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/28/2024